Leases - Summary of detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands	CNY (¥)	USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Addition	¥ 11,473	$ 1,619,000
Depreciation expenses	(40,958)	(5,781,000)
Disposal	(1,771)	(250,000)
Translation difference	32	5,000
Ending balance	415,384	58,628,000
Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	446,608	63,035
Effect of adopting of IFRS 16	446,608	$ 63,035,000
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Addition	11,473
Depreciation expenses	(26,597)
Translation difference	36
Ending balance	61,556
Building and office space [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	76,644
Effect of adopting of IFRS 16	76,644
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses	(14)
Translation difference	(4)
Ending balance	21
Office Furniture, Fittings and Equipment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	39
Effect of adopting of IFRS 16	39
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses	(14,347)
Disposal	(1,771)
Ending balance	353,807
Leasehold land [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	369,925
Effect of adopting of IFRS 16	¥ 369,925